Summary of significant accounting policies (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2023 ₦ / $	Dec. 31, 2022 ₦ / $	Dec. 31, 2021 ₦ / $	Dec. 31, 2023 ₦ / $ segment
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate	911.68	461.50	435.00	911.68
Average foreign exchange rate	840.96	451.01	415.60
Typical number of performance obligations in non-lease revenue contracts	2			2
Lease additional periods				10 years
Number of reportable segments | segment				4
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate	461.50	416.00	394.13	461.50
Bottom of range | If Pillar Two regulations had been enacted in current financial year
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of increase in current tax expense if Pillar Two regulations had been enacted during current year				15.00%
Bottom of range | Leasing contracts in which reporting entity is lessor
Disclosure of detailed information about property, plant and equipment [line items]
Lease term				5 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate	911.68	461.50	435.00	911.68
Top of range | If Pillar Two regulations had been enacted in current financial year
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of increase in current tax expense if Pillar Two regulations had been enacted during current year				20.00%
Top of range | Leasing contracts in which reporting entity is lessor
Disclosure of detailed information about property, plant and equipment [line items]
Lease term				10 years
Base station equipment (including civil costs and overheads) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				10 years
Base station equipment (including civil costs and overheads) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				20 years
Base station equipment (other equipment)
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				15 years
Base station equipment (rectifier and solar power)
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				10 years
Base station equipment (alarm and battery) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				3 years
Base station equipment (alarm and battery) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				5 years
Base station equipment (generator and generator overhaul) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				1 year
Base station equipment (generator and generator overhaul) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				3 years
Base station equipment (base transmission equipment) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				8 years
Base station equipment (base transmission equipment) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				10 years
Fixed line network equipment (including civil works, duct system, cable system and survey costs)
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				25 years
Outdoor cabinet
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				10 years
Office complex
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				40 years
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				3 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives				4 years